FINANCE LEASE OBLIGATIONS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Future minimum lease payments under non-cancellable capital lease arrangements
2019			¥ 25,311
2020	$ 4,565	¥ 31,782	24,003
2021	3,882	27,027	21,503
Total minimum lease payment	8,447	58,809	70,817
Less: amount representing interest	(1,078)	(7,511)	(9,159)
Present value of remaining minimum lease payment	7,369	51,298	61,658
Current portion of capital lease obligations of the VIEs without recourse to the Company	3,743	26,057	20,299
Non current portion	$ 3,626	¥ 25,241	¥ 41,359